Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Cost	$ 13,136	$ 14,060
Accumulated amortization	(2,851)	(1,709)
Additions, at cost		157
Amortization current year	(1,471)	(1,415)
Intangible assets, net	$ 8,814	$ 11,093